Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 12: - SHAREHOLDERS’ EQUITY

a.	The number of Ordinary Shares outstanding at December 31, 2023, and 2022 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

b.	Share option plan:

1.	The Company has granted options under an option plan as follows:

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new share option plan (the “2013 Share Option Plan”). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company’s Board of Directors (the “Board”) elected the “Capital Gains Route”.

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expired on April 2, 2023.

b)	During the year ended December 31, 2021, the Company’s Board approved the grant of 782,350 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.

c)	During the year ended December 31, 2022, the Company’s Board approved the grant of 418,733 RSUs and 4,906 options to certain employees and directors of the Company. Such RSUs have vesting schedules of 2-5 years, commencing as of the date of grant.

d)	During the year ended December 31, 2023, the Company’s Board approved the grant of 235,000 RSUs to certain employees and directors of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant under the 2013 Share Option Plan.

e)	The 2023 Equity Incentive Plan:

On March 28, 2023, the Company’s Board adopted a new equity incentive plan named the “2023 Equity Incentive Plan” pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2023 Equity Incentive Plan expires on March 28, 2033.

f)	During the year ended December 31, 2023, the Company’s Board approved the grant of 963,500 RSUs to certain employees and directors of the Company. Such RSUs have vesting schedules of 2-4 years, commencing as of the date of grant under the 2023 Equity Incentive Plan.

As of December 31, 2023, the total number of shares reserved under the 2023 Equity Incentive Plan, is 1,500,000, out of which 567,500 Ordinary Shares are still available for future grants under the 2023 Equity Incentive Plan as of that date.

Please refer to note 15(a) for January 23, 2024 pool increase and to note 15(b) for January 30, 2024 RSU grant under the 2023 Equity Incentive Plan.

2.	Stock options for the year ended December 31, 2023 under the Company’s plans are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2023	40,006	8.02	2.77	117
Granted	-	-
Exercised	-	-
Expired and forfeited	(409)	10.99
Outstanding as of December 31, 2023	39,597	7.98	1.75	16
Vested and expected to vest at December 31, 2023	39,597	7.98	1.75	16
Exercisable as of December 31, 2023	39,597	7.98	1.75	16

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of fiscal 2023 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2023. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Shares.

3.	RSUs for the year ended December 31, 2023 under the Company’s 2013 Share Option Plan and 2023 Equity Incentive Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2023	780,697	1.53	$8,541
Granted	1,198,500
Vested	(568,650)
Cancelled	(90,017)
Outstanding as of December 31, 2023	1,320,530	1.51	$10,643

4.	The weighted average fair value of options granted during the year ended December 31, 2022 were $4.64. No options were granted during the years ended December 31, 2021 and December 31, 2023.

5.	The weighted average fair values of RSUs granted during the years ended December 31, 2023, 2022 and 2021 were $8.43, $11.68 and $11.36 per share, respectively.

6.	The following table summarizes the allocation of the Company’s share-based compensation within the statements of operations:

	Year ended December 31,
	2023	2022	2021

Cost of revenues	$440	$391	$207
Research and development, net	2,690	2,503	1,368
Sales and marketing	1,819	1,386	865
General and administrative	1,168	894	916
	$6,117	$5,174	$3,356

7.	As of December 31, 2023, there are $9,483 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.42 years.